UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eden Capital Management Partners, L.P.
           -----------------------------------------------------
Address:   2727 Allen Parkway
           Suite 1880
           Houston, Texas 77019
           -----------------------------------------------------

Form 13F File Number: 28-06443
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Adam Newar
Title:  President
Phone:  (713) 807-1760

Signature,  Place,  and  Date  of  Signing:

/s/ Adam Newar                     Houston, Texas                     5/12/2004
--------------                     --------------                     ----------
 [Signature]                       [City, State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None.

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              None
                                         -----------
Form 13F Information Table Entry Total:           53
                                         -----------
Form 13F Information Table Value Total:     $136,225
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AAR CORP                       COMMON STOCK     000361105     1176   95800 SH       SOLE    NONE      95800      0    0
ACTEL CORP                     COMMON STOCK     004934105     2263  100000 SH       SOLE    NONE     100000      0    0
ADC TELECOMMUNICATIONS         COMMON STOCK     000886101      624  215000 SH       SOLE    NONE     215000      0    0
AFFYMETRIX INC                 COMMON STOCK     00826T108     5143  152300 SH       SOLE    NONE     152300      0    0
ANDREW CORP                    COMMON STOCK     034425108     2800  160000 SH       SOLE    NONE     160000      0    0
ANIXTER INTL INC               COMMON STOCK     035290105     2672   94600 SH       SOLE    NONE      94600      0    0
AVAYA INC                      COMMON STOCK     053499109     2620  165000 SH       SOLE    NONE     165000      0    0
AVNET INC                      COMMON STOCK     053807103     3847  157100 SH       SOLE    NONE     157100      0    0
BARRA INC.                     COMMON STOCK     068313105     1802   51500 SH       SOLE    NONE      51500      0    0
BOWATER INC                    COMMON STOCK     102183100      873   20000 SH       SOLE    NONE      20000      0    0
BOWNE & CO INC                 COMMON STOCK     103043105     2739  160200 SH       SOLE    NONE     160200      0    0
CADENCE DESIGN SYSTEM INC      COMMON STOCK     127387108     1621  110000 SH       SOLE    NONE     110000      0    0
CALIFORNIA PIZZA KITCHEN INC   COMMON STOCK     13054D109     2920  146000 SH       SOLE    NONE     146000      0    0
CELESTICA INC                  SUB. VOTING      15101Q108     3649  222500 SH       SOLE    NONE     222500      0    0
                               SHARES
COHERENT INC                   COMMON STOCK     192479103     2918  111000 SH       SOLE    NONE     111000      0    0
COOPER CAMERON CORP            COMMON STOCK     216640102     2863   65000 SH       SOLE    NONE      65000      0    0
COST PLUS INC CALIFORNIA       COMMON STOCK     221485105     3449   82600 SH       SOLE    NONE      82600      0    0
CROWN HOLDINGS INC             COMMON STOCK     228368106     1375  147500 SH       SOLE    NONE     147500      0    0
DOW JONES & CO INC             COMMON STOCK     260561105     4274   89200 SH       SOLE    NONE      89200      0    0
EMC CORP MASS                  COMMON STOCK     268648102     4203  308848 SH       SOLE    NONE     308848      0    0
FAIR ISAAC & CO INC.           COMMON STOCK     303250104     3128   86698 SH       SOLE    NONE      86698      0    0
GATX CORP                      COMMON STOCK     361448103     3226  145500 SH       SOLE    NONE     145500      0    0
GREATER BAY BANCORP            COMMON STOCK     391648102     3071  105000 SH       SOLE    NONE     105000      0    0
HAIN CELESTIAL GROUP INC       COMMON STOCK     405217100     4374  198017 SH       SOLE    NONE     198017      0    0
HARMONIC INC                   COMMON STOCK     413160102     1495  153943 SH       SOLE    NONE     153943      0    0
IKON OFFICE SOLUTIONS INC      COMMON STOCK     451713101     2752  215000 SH       SOLE    NONE     215000      0    0
INTL FLAVORS AND FRAGRANCES    COMMON STOCK     459506101     2556   72000 SH       SOLE    NONE      72000      0    0
LABOR READY INC                COMMON STOCK     505401208     2382  176200 SH       SOLE    NONE     176200      0    0
LAUDER ESTEE COS INC           CLASS A COMMON   518439104     4301   97000 SH       SOLE    NONE      97000      0    0
                               STOCK
LITTELFUSE INC.                COMMON STOCK     537008104     1972   53000 SH       SOLE    NONE      53000      0    0
OPEN TEXT CORP                 COMMON STOCK     683715106     6473  217200 SH       SOLE    NONE     217200      0    0
OPENWAVE SYS INC               COMMON STOCK     683718308      667   50000 SH       SOLE    NONE      50000      0    0
ORIENT-EXPRESS HOTELS LTD      CLASS A COMMON   G67743107     2138  119500 SH       SOLE    NONE     119500      0    0
                               SHARES
PERKINELMER INC                COMMON STOCK     714046109     2224  107500 SH       SOLE    NONE     107500      0    0
PORTAL SOFTWARE INC            COMMON STOCK     736126301      981  145600 SH       SOLE    NONE     145600      0    0
QUEST SOFTWARE INC             COMMON STOCK     74834T103     1347   82400 SH       SOLE    NONE      82400      0    0
ROBERT HALF INTL INC           COMMON STOCK     770323103     3425  145000 SH       SOLE    NONE     145000      0    0
SAKS INC.                      COMMON STOCK     79377W108     1496   85000 SH       SOLE    NONE      85000      0    0
SANFILIPPO JOHN B & SON INC.   COMMON STOCK     800422107     1743   47500 SH       SOLE    NONE      47500      0    0
SANMINA SCI CORP               COMMON STOCK     800907107     2716  246000 SH       SOLE    NONE     246000      0    0
SERENA SOFTWARE INC            COMMON STOCK     817492101     1628   80000 SH       SOLE    NONE      80000      0    0
SILICON VY BANCSHARES          COMMON STOCK     827064106     4104  126500 SH       SOLE    NONE     126500      0    0
STEELCASE INC                  CLASS A COMMON   858155203     1690  130000 SH       SOLE    NONE     130000      0    0
                               STOCK
STEINER LEISURE LTD            COMMON SHARES    P8744Y102     1216   75067 SH       SOLE    NONE      75067      0    0
TECH DATA CORP                 COMMON STOCK     878237106      783   19135 SH       SOLE    NONE      19135      0    0
TELLABS INC                    COMMON STOCK     879664100     1732  200000 SH       SOLE    NONE     200000      0    0
TIBCO SOFTWARE INC             COMMON STOCK     88632Q103      409   50000 SH       SOLE    NONE      50000      0    0
TIFFANY & CO NEW               COMMON STOCK     886547108     5344  140000 SH       SOLE    NONE     140000      0    0
TRACTOR SUPPLY CO              COMMON STOCK     892356106     3601   93000 SH       SOLE    NONE      93000      0    0
URBAN OUTFITTERS INC           COMMON STOCK     917047102     4085   85000 SH       SOLE    NONE      85000      0    0
WEST MARINE INC                COMMON STOCK     954235107     1322   41500 SH       SOLE    NONE      41500      0    0
WESTWOOD ONE INC               COMMON STOCK     961815107     2474   84000 SH       SOLE    NONE      84000      0    0
WILLIAMS SONOMA INC            COMMON STOCK     969904101     1539   45000 SH       SOLE    NONE      45000      0    0


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